Condensed Interim Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts (in Dollars)	$ 148	$ 82
Ordinary shares, shares authorized	11,000,000	11,000,000
Ordinary shares, shares issued	5,740,518	5,701,518
Ordinary shares, shares outstanding	5,740,518	5,701,518